LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Weighted average common shares outstanding, basic	43,342,068	25,440,000
Dilutive shares		64,300,522
Convertible preferred stock
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Dilutive shares		57,543,414
Options
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Dilutive shares	3,869,554	6,757,108